Annual Fund Operating Expenses - Global Infrastructure Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.21%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.86%
F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.11%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	0.86%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.86%	[1],[2]
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%	[3]
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.95%	[4]
Fee Waiver or Reimbursement	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	0.86%	[4]
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.36%
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.86%

[1]	Class F shares are currently not available for purchase.
[2]	The total annual fund operating expenses for Class F shares are estimated.
[3]	The shareholder service fee for Class I shares is estimated for the current year. The maximum shareholder service fee for Class I shares is 0.10%.
[4]	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse the Fund’s Class I shareholder service fee through June 30, 2027, up to the maximum shareholder service fee of 0.10%. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.